ACQUISITION (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACQUISITION [Abstract]
Cash paid for acquisition		$ 10,000,000
Payment of liability for future earn-out in business combination	1,009,000
Earn-out Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments		12,500,000
Contingent payments cap		7,500,000
Agreement term		7 years
Award Units [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments		20,000,000
Contingent payments cap		5,000,000
Agreement term		3 years
Additional contingent consideration		$ 1,667,000
Extension term		12 months